As filed with the Securities and Exchange Commission on March 12, 2015
                            File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 1,364	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 1,364	☒

(Check appropriate box or boxes)

iShares Trust
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	EDWARD BAER, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, NY 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On April 10, 2015, pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 1,364 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until April 10, 2015, the effectiveness of the registration statement for the iShares Barclays Global Aggregate ex USD Bond Fund (the “Fund”), filed in Post-Effective Amendment No. 760 on August 20, 2012, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
785	November 2, 2012	November 30, 2012
796	November 29, 2012	December 28, 2012
804	December 27, 2012	January 25, 2013
827	January 24, 2013	February 22, 2013
836	February 21, 2013	March 22, 2013
844	March 21, 2013	April 19, 2013
866	April 18, 2013	May 17, 2013
885	May 16, 2013	June 14, 2013
904	June 13, 2013	July 12, 2013
924	July 11, 2013	August 9, 2013
939	August 8, 2013	September 6, 2013
950	September 5, 2013	October 4, 2013
966	October 3, 2013	November 1, 2013
983	October 31, 2013	November 29, 2013
997	November 27, 2013	December 27, 2013
1,017	December 26, 2013	January 24, 2014
1,033	January 23, 2014	February 21, 2014
1,056	February 20, 2014	March 21, 2014
1,072	March 20, 2014	April 18, 2014
1,099	April 17, 2014	May 16, 2014
1,120	May 15, 2014	June 13, 2014
1,145	June 12, 2014	July 11, 2014
1,168	July 10, 2014	August 1, 2014
1,183	July 31, 2014	August 29, 2014
1,201	August 28, 2014	September 26, 2014
1,218	September 25, 2014	October 24, 2014
1,232	October 23, 2014	November 21, 2014
1,246	November 20, 2014	December 19, 2014
1,277	December 18, 2014	January 16, 2015
1,306	January 15, 2015	February 13, 2015
1,330	February 12, 2015	March 13, 2015

This Post-Effective Amendment No. 1,364 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 760.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 1,364 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 12th day of March, 2015.

iSHARES TRUST

By:
Manish Mehta*
President

Date: March 12, 2015

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1,364 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark Wiedman*
Trustee

Date: March 12, 2015

John E. Martinez*
Trustee

Date: March 12, 2015

Cecilia H. Herbert*
Trustee

Date: March 12, 2015

Charles A. Hurty*
Trustee

Date: March 12, 2015

John E. Kerrigan*
Trustee

Date: March 12, 2015

Robert H. Silver*
Trustee

Date: March 12, 2015

Robert S. Kapito*
Trustee

Date: March 12, 2015

Madhav V. Rajan*
Trustee

Date: March 12, 2015

Jane D. Carlin
Trustee

Date: March 12, 2015

/s/ Jack Gee
Jack Gee
Treasurer

Date: March 12, 2015

* By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: March 12, 2015

*
Powers of Attorney, each dated December 31, 2013, for Manish Mehta, Mark Wiedman, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 1,021, filed January 10, 2014.